T. ROWE PRICE Retirement Balanced Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 56.5%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  322,536 159,504 44,237 93,193,434 427,758
New Income Fund  250,568 133,364 36,682 42,256,411 334,671
International Bond Fund (USD
Hedged)  91,459 38,912 17,027 14,107,485 118,503
Emerging Markets Bond Fund  70,105 29,048 22,071 9,311,649 83,991
Dynamic Global Bond Fund  64,641 29,508 12,595 10,265,380 79,454
High Yield Fund  61,965 26,518 12,992 13,317,446 78,040
U.S. Treasury Long-Term Index
Fund  58,783 29,450 11,078 9,556,100 71,575
Dynamic Credit Fund  – 30,735 801 3,370,351 29,828
Floating Rate Fund  28,491 9,978 10,376 3,144,532 29,213
Total Bond Mutual Funds (Cost $1,380,845) 1,253,033
EQUITY MUTUAL FUNDS 41.2%
T. Rowe Price Funds:
Growth Stock Fund  113,642 34,236 44,450 1,360,591 131,270
Value Fund  104,794 35,863 32,858 2,923,446 130,093
Hedged Equity Fund  – 85,241 1,898 8,268,755 94,098
U.S. Large-Cap Core Fund  35,919 39,615 6,167 2,194,338 85,601
Overseas Stock Fund  54,825 16,666 9,142 5,208,989 66,050
Equity Index 500 Fund  66,894 25,281 23,955 478,632 64,275
International Value Equity Fund  46,152 14,674 8,600 3,579,328 57,949
International Stock Fund  46,824 14,805 8,049 2,907,671 56,409
Real Assets Fund  30,225 28,055 5,132 4,070,069 55,353
Mid-Cap Growth Fund  25,029 10,129 2,647 333,688 35,628
Mid-Cap Value Fund  23,461 9,231 5,022 940,752 30,810
Small-Cap Stock Fund  16,177 6,234 1,872 387,369 23,072
Emerging Markets Discovery
Stock Fund  20,557 7,740 7,000 1,754,424 23,036
Emerging Markets Stock Fund  16,263 6,471 1,936 584,809 19,977
Small-Cap Value Fund  14,195 5,397 2,029 370,309 19,197
New Horizons Fund (2) 10,363 3,633 921 247,156 14,780
U.S. Equity Research Fund  24,059 1,507 20,829 127,007 6,387
Total Equity Mutual Funds (Cost $662,514) 913,985
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  193 33,097 33,075 2,113 210
Total Other Mutual Funds (Cost $210) 210

T. ROWE PRICE Retirement Balanced Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 53,318 100,456 102,313 51,461,360 51,461
Total Short-Term Investments (Cost $51,461) 51,461
Total Investments in Securities 100.0%
(Cost $2,095,030) $ 2,218,689
Other Assets Less Liabilities (0.0)% (936)
Net Assets 100.0% $ 2,217,753
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (10) $ (106) $ 543
Dynamic Global Bond Fund  (1,436) (2,100) —
Emerging Markets Bond Fund  (4,848) 6,909 3,222
Emerging Markets Discovery Stock Fund  (764) 1,739 685
Emerging Markets Stock Fund  432 (821) 384
Equity Index 500 Fund  27,285 (3,945) 736
Floating Rate Fund  (389) 1,120 1,698
Growth Stock Fund  3,184 27,842 336
Hedged Equity Fund  104 10,755 383
High Yield Fund  (1,135) 2,549 3,273
International Bond Fund (USD Hedged)  (2,170) 5,159 —
International Stock Fund  3,370 2,829 750
International Value Equity Fund  2,216 5,723 1,516
Limited Duration Inflation Focused Bond Fund  (2,267) (10,045) 13,772
Mid-Cap Growth Fund  3,231 3,117 185
Mid-Cap Value Fund  2,783 3,140 396
New Horizons Fund  697 1,705 —
New Income Fund  (4,087) (12,579) 8,405
Overseas Stock Fund  3,962 3,701 1,377
Real Assets Fund  19 2,205 980
Small-Cap Stock Fund  1,367 2,533 165
Small-Cap Value Fund  1,038 1,634 190
Transition Fund  (207) (5) 47
U.S. Equity Research Fund  1,176 1,650 95
U.S. Large-Cap Core Fund  313 16,234 549
U.S. Treasury Long-Term Index Fund  (3,298) (5,580) 1,589
Value Fund  (446) 22,294 1,834
U.S. Treasury Money Fund, 5.40% — — 1,832
Totals $ 30,120# $ 87,657 $ 44,942+

T. ROWE PRICE Retirement Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $8,178 of the net realized gain (loss).
+ Investment income comprised $44,942 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Balanced Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On February 16, 2024, the fund acquired substantially all of the assets of the T. Rowe Price Retirement I Balanced Fund in exchange for I Class shares of the fund, pursuant to the Agreement and Plan of
Reorganization dated June 26, 2023. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Balanced Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 29, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Retirement Balanced Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F145-054Q3 02/24